Bank indebtedness (Tables)	12 Months Ended
Mar. 30, 2024
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility
Th
e
 information concerning the Company’s bank indebtedness is as follows:

	Fiscal Year Ended
	March 30, 2024	March 25, 2023
	(In thousands)

Maximum borrowing outstanding during the year	$69,051	$59,367
Average outstanding balance during the year	$61,507	$50,349
Weighted average interest rate for the year	7.8%	5.7%
Effective interest rate at year- end	7.7%	6.9%